Lease liabilities and right-of-use assets - Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Balance as of 1 January	$ 1,047,064	$ 1,662,411
Additions during the year	1,030,675
Accretion of interest	94,186	73,528	$ 127,426
Repayments	(697,115)	(484,690)
Foreign currency adjustment	7,163	(204,185)
Balance as of 31 December	1,481,973	1,047,064	1,662,411
Current portion	479,240	606,881
Non-current portion	1,002,733	440,183
Interest expense on lease liabilities		(73,528)	(127,426)
Interest expense on lease liabilities Adjustment	(94,186)
Interest income on sublease receivables		12,349	37,706
Depreciation for right of use assets	(225,085)	(177,107)	(364,116)
Total amount recognised in consolidated statement of comprehensive income for lease liability	(319,271)	(238,286)	(453,836)
Discontinued operations
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Accretion of interest		48,407	78,178
Depreciation for right of use assets		(79,907)	(236,137)
Finance costs
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Accretion of interest	94,186	25,121	49,248
Interest expense on lease liabilities	$ (94,186)	$ (25,121)	$ (49,248)